DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations Tables Abstract
Statement of income (loss) for discontinued operation
(in thousands)	2018	2017

Net loss for the period	-	-
Loss on disposal	-	(109)
Loss from discontinued operations	$-	$(109)

Cash flows for discontinued operation
(in thousands)	2018	2017

Cash inflow (outflow):
Operating activities	$-	$-
Investing activities	-	(109)
Net cash outflow for the period	$-	$(109)